Stockholders' Equity / (Deficit) (Tables)	9 Months Ended
Sep. 30, 2020
Schedule of Stock Options Assumptions

The following was used in determining the fair value of stock options granted during the three months and nine months ended September 30, 2020:

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Dividend yield	-	-
Expected price volatility	45%	45% - 57%
Risk free interest rate	0.23% - 0.38%	0.23% - 0.58%
Expected term	5.3 - 6.1	5.3 - 6.1

Schedule of Stock Option Activity

A summary of activity under the Plan for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	7.3
Options assumed from Merger	8,051,098	$1.31
Granted	7,141,899	$8.79
Exercised	(226,740)	$1.43
Forfeited or expired	(389,008)	$0.83
Outstanding as of September 30, 2020	14,593,916	$4.99	$61,234	8.2

Options vested and exercisable as of September 30, 2020	6,081,567	$2.01	$42,736	6.9

Summary of Outstanding Warrants Activity

A summary of the Company’s outstanding warrants as of September 30, 2020 are presented below (in thousands, except share and per share amounts):

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	200,007	$13.31	$-	0.2
Issued	9,538,526	$6.62	$23,119	1.7
Expired	(200,000)	$-	$-	-
Outstanding as of September 30, 2020	9,538,533	$5.80	$32,670	2.6
Warrants exercisable as of September 30, 2020	9,538,533	$5.80	$32,670	2.6

Market and Service Condition Based Options [Member]
Schedule of Stock Options Assumptions

Stock based compensation expense is based on the estimated value of the awards on the grant date, and is recognized over the period from the grant date through the expected vest dates of each vesting condition, both of which were estimated based on a Monte Carlo simulation model applying the following key assumptions as of the grant date:

Dividend yield	—%
Expected volatility	76.0 – 88.1%
Risk free rate	0.24 – 0.30%
Derived service period	1.59 – 1.91

Schedule of Stock Option Activity

A summary of activity under the Plan for market and service based stock options for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	-	$-	$-	-
Granted	3,078,297	$9.69		6.8
Outstanding as of September 30, 2020	3,078,297	$9.69	$450	6.6

Options vested and exercisable as of September 30, 2020	-	$9.69	$-	6.6